RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2022
Related party transactions [abstract]
Disclosure of remuneration of directors and other members of key management personnel [Table Text Block]
	2022	2021
	$	$

Salaries and benefits	490,000	652,167
Stock-based compensation	2,602,803	1,714,944
	3,092,803	2,367,111